Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (42.7)	$ (70.9)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (29.9)	$ (29.6)